Description of the Plan (Details) - EBP 001 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) h Employee	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Description of plan	true
Number of participants | Employee	3
Employee benefit plan employee worked hours | h	1,000
Employee benefit plan, participant contribution, automatic, deferral rate	3.00%
Employee benefit plan participant contribution automatic increase	1.00%
Forfeitures of employer profit sharing contributions	$ 300,000	$ 300,000
Forfeitures available for future use	447,000	370,000
Benefits payable	$ 0	$ 0
Vesting service period	4 years
Profit sharing contributions vesting service period	4 years
Fair value of the participants vested accrued benefit	$ 0
Maximum borrowing amount	$ 50,000
Maximum borrowing percentage	50.00%
Interest rate	2.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution automatic increase	7.00%
Employer allocation	15.00%
Participant contribution allocated to any other investment option	100.00%
Distribution	$ 1,000
Repayment terms of loans	5 years
Participant contribution maximum , percentage	70.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
Fair value of the participants vested accrued benefit	$ 7,000
Distribution	$ 7,000